Prepaid Expenses And Other Assets - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Prepaid Expense And Other Assets [Abstract]
Prepaid expense, Current	$ 25,999	$ 27,406
Deferred costs and other current assets, Current	30,679	7,102
Total, Current	56,678	34,508
Prepaid expenses, Noncurrent	17,567	21,158
Deferred costs and other noncurrent assets	1,690	1,442
Total, Noncurrent	$ 19,257	$ 22,600